Employee Benefits, Restructuring and Post-retirement Employee Benefits Provisions - Summary of Employee Benefits, Restructuring and Post-retirement Employee Benefits Provisions (Detail) - USD ($)
$ in Millions
	Jun. 30, 2020	Jun. 30, 2019
Provisions [abstract]
Employee benefits	$ 1,313	$ 1,140
Restructuring	34	78
Post-retirement employee benefits	547	493
Total provisions	1,894	1,711
Current	1,283	1,154
Non-current	$ 611	$ 557